Statements of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, shares authorized	150,000,000	70,000,000
Ordinary shares, shares issued	48,187,463	35,882,928
Ordinary shares, shares outstanding	48,187,463	35,882,928
NIS [Member]
Ordinary shares, par value	$ 0.01	$ 0.01